PW EUCALYPTUS FUND, L.L.C.
                              FINANCIAL STATEMENTS
                                  (UNAUDITED)

                               SEMI ANNUAL REPORT
                            FOR THE SIX MONTHS ENDED
                                 JUNE 30, 2002

                           PW EUCALYPTUS FUND, L.L.C.
                              FINANCIAL STATEMENTS
                                  (UNAUDITED)

                               SEMI ANNUAL REPORT
                            FOR THE SIX MONTHS ENDED
                                 JUNE 30, 2002


                                    CONTENTS

Statement of Assets, Liabilities and Members' Capital.........................1

Statement of Operations.......................................................2

Statements of Changes in Members' Capital.....................................3

Notes to Financial Statements.................................................4

Schedule of Portfolio Investments.............................................11

                                                                        PW EUCALYPTUS FUND, L.L.C.
                                             STATEMENT OF ASSETS, LIABILITIES AND MEMBERS' CAPITAL
                                                                                       (UNAUDITED)
---------------------------------------------------------------------------------------------------

                                                                                    JUNE 30, 2002

---------------------------------------------------------------------------------------------------

ASSETS

Investments in securities, at value (cost $283,877,852)                             $ 236,714,121
Cash and cash equivalents                                                               3,163,275
Receivables:
  Due from broker                                                                      75,613,037
  Investments sold, not settled                                                        19,027,329
  Dividends                                                                               183,933
  Interest                                                                                  3,210
---------------------------------------------------------------------------------------------------

TOTAL ASSETS                                                                          334,704,905
---------------------------------------------------------------------------------------------------

LIABILITIES

Securities sold, not yet purchased, at value (proceeds of sales $74,178,149)           60,468,415
Payables:
  Withdrawals payable                                                                  32,218,638
  Margin loan                                                                          31,383,181
  Investments purchased, not settled                                                      737,953
  Management fee                                                                          273,008
  Administration fee                                                                       75,843
  Interest expense                                                                         89,973
  Professional fees                                                                        31,449
  Miscellaneous                                                                            20,367
---------------------------------------------------------------------------------------------------

TOTAL LIABILITIES                                                                     125,298,827
---------------------------------------------------------------------------------------------------

NET ASSETS                                                                          $ 209,406,078
---------------------------------------------------------------------------------------------------

MEMBERS' CAPITAL

Represented by:
Net capital contributions                                                           $ 242,839,563
Accumulated net unrealized depreciation on investments
  and other assets and liabilities denominated in foreign currencies                  (33,433,485)
---------------------------------------------------------------------------------------------------

TOTAL MEMBERS' CAPITAL                                                              $ 209,406,078
---------------------------------------------------------------------------------------------------

   The accompanying notes are an integral part of these financial statements.

                                                                       PW EUCALYPTUS FUND, L.L.C.
                                                                          STATEMENT OF OPERATIONS
                                                                                      (UNAUDITED)
---------------------------------------------------------------------------------------------------

                                                                   SIX MONTHS ENDED JUNE 30, 2002

---------------------------------------------------------------------------------------------------

INVESTMENT INCOME

Dividends (less net foreign withholding taxes of $371,014)                          $     835,897
Interest                                                                                  378,206
---------------------------------------------------------------------------------------------------

TOTAL INVESTMENT INCOME                                                                 1,214,103
---------------------------------------------------------------------------------------------------

EXPENSES

Management fee                                                                          1,802,981
Administration fee                                                                        180,138
Professional fees                                                                          63,146
Miscellaneous                                                                             101,035
---------------------------------------------------------------------------------------------------

TOTAL OPERATING EXPENSES                                                                2,147,300
---------------------------------------------------------------------------------------------------

Interest expense                                                                          689,632
Dividend expense                                                                            2,722
---------------------------------------------------------------------------------------------------

TOTAL EXPENSES                                                                          2,839,654
---------------------------------------------------------------------------------------------------

NET INVESTMENT LOSS                                                                    (1,625,551)
---------------------------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS)
          FROM INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS

Net realized gain/(loss) from:
  Investments                                                                           3,080,677
  Foreign currency transactions                                                          (326,000)
Change in net unrealized appreciation/(depreciation) from:
  Investments                                                                         (86,501,558)
  Other assets and liabilities denominated in foreign currencies                           (5,382)
---------------------------------------------------------------------------------------------------

NET REALIZED AND UNREALIZED LOSS
          FROM INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS                          (83,752,263)
---------------------------------------------------------------------------------------------------

DECREASE IN MEMBERS' CAPITAL DERIVED FROM OPERATIONS                                $ (85,377,814)
---------------------------------------------------------------------------------------------------


   The accompanying notes are an integral part of these financial statements.

                                                                                                PW EUCALYPTUS FUND, L.L.C.
                                                                                  STATEMENT OF CHANGES IN MEMBERS' CAPITAL
-------------------------------------------------------------------------------------------------------------------------

                                                                                 SIX MONTHS ENDED
                                                                                  JUNE 30, 2002            YEAR ENDED
                                                                                   (UNAUDITED)          DECEMBER 31, 2001
-------------------------------------------------------------------------------------------------------------------------

FROM OPERATIONS

Net investment loss                                                                $  (1,625,551)        $  (3,032,060)
Net realized gain/(loss) from
  investments and foreign currency transactions                                        2,754,677            23,517,942
Change in net unrealized appreciation/(depreciation) from investments
  and other assets and liabilities denominated in foreign currencies                 (86,506,940)          (33,739,171)
-------------------------------------------------------------------------------------------------------------------------

DECREASE IN MEMBERS' CAPITAL
          DERIVED FROM OPERATIONS                                                    (85,377,814)          (13,253,289)
-------------------------------------------------------------------------------------------------------------------------

MEMBERS' CAPITAL TRANSACTIONS

Proceeds from Members' subscriptions                                                   2,209,219             6,242,115

Members' withdrawals                                                                 (32,218,638)          (27,840,769)

Offering costs                                                                              (772)              (22,443)

Proceeds from Manager subscriptions                                                            -             4,000,000

Manager withdrawals                                                                   (3,581,687)          (23,990,879)
-------------------------------------------------------------------------------------------------------------------------

DECREASE IN MEMBERS' CAPITAL DERIVED
          FROM CAPITAL TRANSACTIONS                                                  (33,591,878)          (41,611,976)
-------------------------------------------------------------------------------------------------------------------------


MEMBERS' CAPITAL AT BEGINNING OF PERIOD                                              328,375,770           383,241,035
-------------------------------------------------------------------------------------------------------------------------

MEMBERS' CAPITAL AT END OF PERIOD                                                  $ 209,406,078         $ 328,375,770
-------------------------------------------------------------------------------------------------------------------------

   The accompanying notes are an integral part of these financial statements.

                                                      PW EUCALYPTUS FUND, L.L.C.

                                                   NOTES TO FINANCIAL STATEMENTS
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------

                                                                   JUNE 30, 2002

--------------------------------------------------------------------------------

1. ORGANIZATION

   PW Eucalyptus Fund, L.L.C. (the "Fund") was organized as a limited liability company under the laws of Delaware on August 26, 1999. The Fund is registered under the Investment Company Act of 1940 (the "1940 Act") as a closed-end, non-diversified management investment company. The Fund's investment objective is to seek long term capital appreciation. The Fund pursues its investment objective by investing primarily in equity and equity related securities of health sciences companies worldwide, with an emphasis on companies in the biotechnology and pharmaceuticals sectors. Although the Fund will invest primarily in publicly traded securities, it may invest up to 15% of the value of its total assets (measured at the time of purchase) in restricted securities and other investments which are illiquid. Private securities typically will be purchased in negotiated transactions and will include among others, common stock, preferred stock and private investments in public equities ("PIPEs"). The Fund also may invest in securities of both established and emerging companies, the securities of which may be denominated in foreign currencies.

   The Fund's Board of Directors (the "Directors") has overall responsibility to manage and control the business affairs of the Fund, including the exclusive authority to oversee and to establish policies regarding the management, conduct and operation of the Fund's business. The Directors have engaged PW Eucalyptus Management, L.L.C. (the "Manager"), a Delaware limited liability company, to provide investment advice to the Fund.

   The Manager is a joint venture between PW Fund Advisor, L.L.C. ("PWFA") and OrbiMed Advisers Inc. ("OrbiMed"). PWFA is the managing Member of the Manager and is an indirect, wholly-owned subsidiary of UBS Americas, Inc., which is a wholly-owned subsidiary of UBS AG, and is registered as an investment adviser under the Investment Advisers Act of 1940, as amended. Investment professionals employed by OrbiMed will manage the Fund's investment portfolio on behalf of the Manager under the oversight of PWFA's personnel. OrbiMed is also registered as an investment adviser under the Investment Advisers Act of 1940, as amended. The Manager's capital account balance at June 30, 2002, December 31, 2001 and 2000 was $5,407,337, $10,859,353 and $17,663,456,
   respectively.

   Initial and additional applications for interests by eligible members may be accepted at such times as the Fund may determine and are generally accepted monthly. The Fund reserves the right to reject any application for interests.

   The Fund from time to time may offer to repurchase interests pursuant to written tenders to Members. These repurchases will be made at such times and on such terms as may be determined by the Directors, in their complete and exclusive discretion. The Manager expects that generally, it will recommend to the Directors that the Fund offer to repurchase interests from Members twice each year, near mid-year and year-end. A Member's interest in the Fund can only be transferred or assigned (i) by operation of law pursuant to the death, bankruptcy, insolvency or dissolution of a Member, or (ii) with the approval of the Directors, which may be withheld in their sole and absolute discretion.

                                                      PW EUCALYPTUS FUND, L.L.C.

                                                                     (UNAUDITED)
--------------------------------------------------------------------------------

                                                                   JUNE 30, 2002

--------------------------------------------------------------------------------

2. SIGNIFICANT ACCOUNTING POLICIES

   A. PORTFOLIO VALUATION

   Net asset value of the Fund will be determined by or at the direction of the Manager as of the close of business at the end of any fiscal period in accordance with the valuation principles set forth below or as may be determined from time to time pursuant to policies established by the Directors.

   Domestic exchange traded securities and securities included in the NASDAQ National Market System will be valued at their last composite sales prices as reported on the exchanges where such securities are traded. If no sales of such securities are reported on a particular day, the securities will be valued based upon their composite bid prices for securities held long, or their composite ask prices for securities sold, not yet purchased, as reported by such exchanges. Securities traded on a foreign securities exchange will be valued at their last sales prices on the exchange where such securities are primarily traded, or in the absence of a reported sale on a particular day, at their bid prices, in the case of securities held long, or ask prices, in the case of securities sold, not yet purchased, as reported by such exchange. Other marketable securities for which market quotations are readily available will be valued at their bid prices, or ask prices in the case of securities sold, not yet purchased, as obtained from one or more dealers making markets for such securities. If market quotations are not readily available, the securities described above will be valued at fair value as determined in good faith by, or under the supervision of, the Directors.

   When the Fund holds restricted securities of a class that has been sold to the public or PIPES, fair valuation would often be market value less a discount to reflect contractual or legal restrictions limiting resale for those securities.

   Private securities will be valued at fair value pursuant to the Fund's valuation procedures. In such situations, the Fund's investment will be revalued in a manner that the Manager, following procedures approved by the Directors, determines best reflects its fair value. Private securities are initially carried at their original funded cost. The carrying value of these securities is adjusted when transactions or events occur that directly affect the value of such securities. Downward adjustments relating to such securities are also made in the event that the eventual realizable value is determined to be less than the carrying value.

   Fair value represents a good faith approximation of the value of an asset and will be used where there is no public market or possibly no market at all for a company's securities. The fair values of one or more assets, in retrospect, may not be the prices at which those assets could have been sold during the period in which the particular fair values were used in determining the Fund's net asset value. As a result, the Fund's issuance or repurchase of its Interests at a time when it owns securities that are valued at fair value may have the effect of diluting or increasing the economic interest of existing investors. Securities, with a value of $2,161,125, were fair valued at June 30, 2002.

                                                      PW EUCALYPTUS FUND, L.L.C.

                                                                     (UNAUDITED)
--------------------------------------------------------------------------------

                                                                   JUNE 30, 2002

--------------------------------------------------------------------------------


2. SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

   A. PORTFOLIO VALUATION (CONTINUED)

   All assets and liabilities initially expressed in foreign currencies will be converted into U.S. dollars using foreign exchange rates provided by a pricing service compiled as of 4:00 p.m. London time. Trading in foreign securities generally is completed, and the values of such securities are determined, prior to the close of securities markets in the U.S. Foreign exchange rates are also determined prior to such close.

   On occasion, the values of such foreign securities and exchange rates may be affected by significant events occurring between the time which determination of such values or exchange rates are made and the time that the net asset value of the Fund is determined. When such significant events materially affect the values of securities held by the Fund or its liabilities, such securities and liabilities will be valued at fair value as determined in good faith by, or under the supervision of, the Directors.

   Foreign-denominated assets may involve more risks than domestic transactions, including political and economic risk and regulatory risk. Risks may also arise from the potential inability of a counterparty to meet the terms of a contract and from unanticipated movements in the value of foreign currencies relative to the U.S. dollar.

   B. SECURITIES TRANSACTIONS AND INCOME RECOGNITION

   Securities transactions, including related revenue and expenses, are recorded on a trade-date basis and dividends are recorded on an ex-dividend date basis net of foreign withholding taxes and reclaims, if applicable. Interest income and expense is recorded on the accrual basis. Realized gains and losses from security and foreign currency transactions are calculated on the identified cost basis. The Fund does not isolate the portion of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of foreign securities held. Such fluctuations are included in net realized and unrealized gain or loss from investments. Net realized exchange gain or loss from foreign currency transactions represent net foreign exchange gain or loss from forward foreign currency contracts, disposition of foreign currencies, currency gain or loss realized between the trade and settlement dates on security transactions, and the difference between the amount of net investment income recorded on the Fund's accounting records and the U.S. dollar equivalent amounts actually received or paid. Net unrealized foreign exchange gain or loss arises from changes in value of assets and liabilities, other than investments in securities, as a result of changes in exchange rates.

                                                      PW EUCALYPTUS FUND, L.L.C.

                                                                     (UNAUDITED)
--------------------------------------------------------------------------------

                                                                   JUNE 30, 2002

--------------------------------------------------------------------------------

2. SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

   C. FUND COSTS

   The Fund will bear all expenses incurred in its business, including, but not limited to, the following: all costs and expenses related to portfolio transactions and positions for the Fund's account; legal fees; accounting and auditing fees; custodial fees; costs of computing the Fund's net asset value, including valuation services provided by third parties; costs of insurance; registration expenses; certain organization costs; expenses of meetings of Directors and Members; all costs with respect to communications to Members; and other types of expenses approved by the Directors. Offering costs are charged to capital as incurred.

   D. INCOME TAXES

   No provision for the payment of Federal, state or local income taxes has been provided. Each Member is individually required to report on its own tax returns its distributive share of the Fund's taxable income or loss.

   E. CASH AND CASH EQUIVALENTS

   Cash and cash equivalents consist of monies invested in a PNC Bank, NA account which pays money market rates and are accounted for at cost plus accrued interest, which is included in interest receivable on the Statement of Assets, Liabilities and Members' Capital.

   F. USE OF ESTIMATES

   The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires the Manager to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. The Manager believes that the estimates utilized in preparing the Fund's financial statements are reasonable and prudent; however, actual results could differ from these estimates.

3. MANAGEMENT FEE, INCENTIVE ALLOCATION, RELATED PARTY TRANSACTIONS AND OTHER

   PWFA provides certain management and administrative services to the Fund, including, among other things, providing office space and other support services to the Fund. In consideration for such services, the Fund will pay PWFA a monthly management fee (the "Fee") at an annual rate of 1.25% of the Fund's net assets, excluding assets attributable to the Manager's capital account. The Fee will be paid to PWFA out of Fund assets and debited against the Members' capital accounts, excluding the Manager. A portion of the Fee will be paid by PWFA to OrbiMed.

   UBS PaineWebber Inc. ("UBS PWI"), a wholly-owned subsidiary of UBS Americas, Inc., acts as a placement agent for the Fund, without special compensation from the Fund, and will bear its own costs

                                                      PW EUCALYPTUS FUND, L.L.C.

                                                                     (UNAUDITED)
--------------------------------------------------------------------------------

                                                                   JUNE 30, 2002

--------------------------------------------------------------------------------

3. MANAGEMENT FEE, INCENTIVE ALLOCATION, RELATED PARTY TRANSACTIONS AND OTHER (CONTINUED)

   associated with its activities as placement agent. Placement fees, if any, charged on contributions are debited against the contribution amounts to arrive at a net subscription amount. The placement fee does not constitute assets of the Fund.

   The Fund may execute portfolio transactions through UBS PWI and its affiliates. During the six months ended June 30, 2002, UBS PWI and its affiliates did not earn brokerage commissions from portfolio transactions executed on behalf of the Fund.

   The increase (or decrease) in Members' capital derived from operations (net profit or loss) is initially allocated to the capital accounts of all Members on a pro-rata basis. At the end of the twelve month period following the admission of a Member to the Fund, and generally at the end of each fiscal year thereafter, the Manager is entitled to an incentive allocation (the "Incentive Allocation") of 20% of the net profits, if any, that would have been credited to the Member's capital account for such period. The Incentive Allocation will be made only with respect to net profits that exceed any net losses previously debited from the account of such Member which have not been offset by any net profits subsequently credited to the account of the Member. The Incentive Allocation for the six months ended June 30, 2002 and for the year ended December 31, 2001 was $0 and $12,609,575, respectively, and has been recorded as an increase to the Manager's capital account. For Members which were not in the Fund for twelve months as of June 30, 2002 or December 31, 2001, an Incentive Allocation period has not occurred and therefore no amount has been recorded in the financial statements with respect to such Members.

   Each Director who is not an "interested person" of the Fund, as defined by the 1940 Act, receives an annual retainer of $5,000 plus a fee for each meeting attended. Any Director who is an "interested person" does not receive any annual or other fee from the Fund. All Directors are reimbursed by the Fund for all reasonable out of pocket expenses. Total amounts expensed related to Directors by the Fund for the six months ended June 30, 2002 were $10,500.

   PFPC Trust Company (an affiliate of PNC Bank, NA) serves as custodian of the Fund's assets and provides custodial services for the Fund. PFPC Trust Company entered into a service agreement whereby PNC Bank, NA provides securities clearance functions.

   PFPC Inc. (also an affiliate of PNC Bank, NA) serves as Administrator and Accounting Agent to the Fund, and in that capacity provides certain administration, accounting, record keeping, tax and Member related services. PFPC Inc. receives a monthly fee primarily based upon (i) the average net assets of the Fund subject to a minimum monthly fee, and (ii) the aggregate net assets of the Fund and certain other investment funds sponsored or advised by UBS Americas, Inc. or its affiliates. Additionally, the Fund will reimburse certain out of pocket expenses incurred by PFPC Inc.

                                                      PW EUCALYPTUS FUND, L.L.C.

                                                                     (UNAUDITED)
--------------------------------------------------------------------------------

                                                                   JUNE 30, 2002

--------------------------------------------------------------------------------

4. SECURITIES TRANSACTIONS

   Aggregate purchases and proceeds from sales of investment securities, for the six months ended June 30, 2002, amounted to $141,017,384 and $174,724,070, respectively. Included in these amounts are purchases and proceeds from securities sold, not yet purchased amounting to $25,546,662 and $57,628,482 respectively. Net realized gains resulting from short positions were $12,242,201 for the six months ended June 30, 2002.

   At June 30, 2002, the cost of investments for Federal income tax purposes was substantially the same as the cost for financial reporting purposes. At June 30, 2002, accumulated net unrealized depreciation on investments was $33,453,996, consisting of $36,810,064 gross unrealized appreciation and $70,264,060 gross unrealized depreciation.

5. SHORT-TERM BORROWINGS

   The Fund has the ability to trade on margin and, in that connection, borrows funds from brokers and banks for investment purposes. Trading in equity securities on margin involves an initial cash requirement representing at least 50% of the underlying security's value with respect to transactions in U.S. markets and varying percentages with respect to transactions in foreign markets. The 1940 Act requires the Fund to satisfy an asset coverage requirement of 300% of its indebtedness, including amounts borrowed, measured at the time the Fund incurs the indebtedness. The Fund pledges securities as collateral for the margin borrowings, which are maintained in a segregated account held by the Custodian. For the six months ended June 30, 2002, the Fund's average interest rate paid on borrowings was 2.77% per annum and the average borrowings outstanding were $50,075,514. The Fund had borrowings outstanding at June 30, 2002 totaling $31,383,181.

6. FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK OR CONCENTRATIONS OF CREDIT RISK

   In the normal course of business, the Fund may trade various financial instruments and enter into various investment activities with off-balance sheet risk. These financial instruments include forward and futures contracts, options and securities sold, not yet purchased. Generally, these financial instruments represent future commitments to purchase or sell other financial instruments at specific terms at specified future dates. Each of these financial instruments contains varying degrees of off-balance sheet risk whereby changes in the market value of the securities underlying the financial instruments may be in excess of the amounts recognized in the Statement of Assets, Liabilities and Members' Capital.

   Securities sold, not yet purchased represents obligations of the Fund to deliver specified securities and thereby creates a liability to purchase such securities in the market at prevailing prices. Accordingly, these transactions result in off-balance sheet risk as the Fund's ultimate obligation to satisfy the sale of securities sold, not yet purchased may exceed the amount indicated in the Statement of Assets, Liabilities and Members' Capital. The cash due from broker is primarily related to securities sold, not yet purchased; its use is therefore restricted until the securities are purchased.

                                                      PW EUCALYPTUS FUND, L.L.C.

                                                                     (UNAUDITED)
--------------------------------------------------------------------------------

                                                                   JUNE 30, 2002

--------------------------------------------------------------------------------

6. FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK OR CONCENTRATIONS OF CREDIT RISK (CONTINUED)

   During the six months ended June 30, 2002, the Fund did not trade any forward or futures contracts or engage in option transactions.

7. FINANCIAL HIGHLIGHTS

   The following represents the ratios to average net assets and other supplemental information for the periods indicated:

                                                                                                                    PERIOD FROM
                                                                                                                 NOVEMBER 22, 1999
                                                                                                                  (COMMENCEMENT OF
                                                          SIX MONTHS ENDED                                           OPERATIONS)
                                                           JUNE 30, 2002          YEAR ENDED DECEMBER 31,             THROUGH
                                                            (UNAUDITED)            2001             2000         DECEMBER 31, 1999
                                                            -----------            ----             ----         -----------------
Ratio of net investment loss to average net assets             (1.13)%*          (0.95)%           (1.15)%           (6.11)%*
Ratio of total expenses to average net assets                   1.97%*             1.70%            1.95%              8.74%*
Portfolio turnover rate                                        34.55%             73.08%           75.13%             10.94%
Total return                                                  (26.15)%**          (3.27)%**        84.95%**            8.62%**
Average debt ratio                                             17.27%              5.57%            5.46%              0.28%
Net asset value at end of period                            $209,406,078       $328,375,770     $383,241,035        $40,019,467

          *    Annualized.
          **   Total  return  assumes a purchase of an interest in the Fund at the  beginning of the period and a sale of the Fund interest on the last day of the period noted, after Incentive  Allocation to the Manager,  and does not reflect the deduction of placement fees, if any, incurred when subscribing to the Fund. Total returns for a period of less than a full year are not annualized.

                                                                              10

                                                    PW EUCALYPTUS FUND, L.L.C.
                                             SCHEDULE OF PORTFOLIO INVESTMENTS
                                                                   (UNAUDITED)
--------------------------------------------------------------------------------
                                                                 JUNE 30, 2002

 SHARES                                                           MARKET VALUE
--------------------------------------------------------------------------------

           COMMON STOCK (113.04%)
           ----------------------
           DRUG DELIVERY SYSTEMS (1.83%)
  196,000  Penwest Pharmaceuticals Co.*,(a)                       $  3,822,000
                                                                  ------------
           ELECTRONIC COMPONENTS - SEMICONDUCTORS
           (1.14%)
  234,500  Caliper Technologies Corp.*,(a)                           1,958,075

   51,500  Caliper Technologies Corp.*,(d)                             430,025
                                                                  ------------
                                                                     2,388,100
                                                                  ------------
           MEDICAL - BIOMEDICAL/GENETICS (28.44%)
  223,000  Affymetrix, Inc.*,(a)                                     5,349,770
  529,000  ArQule, Inc.*,(a)                                         3,570,750
  553,900  Bio-Technology General Corp.*,(a)                         3,328,939
  541,400  Ciphergen Biosystems, Inc.*,(a)                           1,911,142
  269,000  Combimatrix Corp.*,(c)                                    1,210,500
  281,000  Enzon, Inc.*,(a)                                          7,058,720
  296,000  Genentech, Inc.*,(a)                                      9,916,000
  426,000  Genzyme Corp.*,(a)                                        8,196,240
  523,000  Immunex Corp.*,(a)                                       11,683,820
  330,000  Immunomedics, Inc.*,(a)                                   1,719,300
  394,800  Incyte Genomics, Inc.*,(a)                                2,870,196
  405,000  Lynx Therapeutics, Inc.*,(d)                                522,450
  285,000  Orchid Biosciences, Inc.*                                   376,200
  164,000  SONUS Pharmaceuticals, Inc.*,(d)                            342,760
  119,300  Synaptic Pharmaceutical Corp.*                              697,905
  200,000  XOMA Ltd.*                                                  798,000
                                                                  ------------
                                                                    59,552,692
                                                                  ------------
           MEDICAL - DRUGS (70.42%)
  192,200  Actelion Ltd. - (Switzerland) *,**                        6,974,297
  203,000  Adolor Corp.*,(d)                                         2,285,780
  255,000  Altana AG - (Germany) **                                 13,836,331
  630,000  Chugai Pharmaceutical Co., Ltd. - (Japan) **              7,537,541
  148,000  Eli Lilly & Co.(a)                                        8,347,200


     The preceding notes are an integral part of these financial statements.

                                                    PW EUCALYPTUS FUND, L.L.C.
                                             SCHEDULE OF PORTFOLIO INVESTMENTS
                                                                   (UNAUDITED)
--------------------------------------------------------------------------------
                                                                 JUNE 30, 2002

 SHARES                                                           MARKET VALUE
--------------------------------------------------------------------------------

           COMMON STOCK (CONTINUED)
           ------------------------
           MEDICAL - DRUGS (CONTINUED)

  330,000  Fujisawa Pharmaceutical Co., Ltd. - (Japan) **         $  7,901,978
  142,000  King Pharmaceuticals, Inc.*,(a)                           3,159,500
  250,000  KYORIN Pharmaceutical Co., Ltd. - (Japan) **              6,028,064
  345,000  Ligand Pharmaceuticals, Inc.*,(d)                         5,002,500
  230,000  Novartis AG - (Switzerland) **                           10,115,580
  650,000  Orphan Medical, Inc.*,(d)                                 6,142,500
   40,000  Orphan Medical, Inc.*,(d)                                   378,000
  343,000  Pfizer, Inc.(a)                                          12,005,000
  384,000  Pharmacopeia Inc.*,(a)                                    3,271,296
  122,000  Sanofi-Synthelabo SA - (France) **                        7,422,200
  300,000  Schering-Plough Corp.(a)                                  7,380,000
  200,000  Sepracor, Inc.*                                           1,910,000
   13,700  Serono SA, Class B - (Switzerland) **                     9,031,145
  205,000  Takeda Chemical Industries, Ltd. - (Japan) **             8,996,625
  690,000  Tanabe Seiyaku Co., Ltd. - (Japan) **                     6,044,751
1,875,200  Triangle Pharmaceuticals, Inc.*,(d)                       5,081,792
  168,000  Wyeth(a)                                                  8,601,600
                                                                  ------------
                                                                   147,453,680
                                                                  ------------
           MEDICAL IMAGING SYSTEMS (0.17%)
  184,561  Palatin Technology, Inc.*,(d)                               365,431
                                                                  ------------
           MEDICAL INSTRUMENTS (0.35%)
  650,000  Argonaut Technologies, Inc.*,(a)                            741,000
                                                                  ------------
           MEDICAL PRODUCTS (3.06%)
  500,000  Berna Biotech AG - (Switzerland)**                        6,417,364
                                                                  ------------
           SECTOR FUND-HEALTH & BIOTECHNOLOGY
           (0.34%)
  532,800  International Biotechnology Trust PLC -
           (United Kingdom)**                                          706,577
                                                                  ------------

     The preceding notes are an integral part of these financial statements.

                                                    PW EUCALYPTUS FUND, L.L.C.
                                             SCHEDULE OF PORTFOLIO INVESTMENTS
                                                                   (UNAUDITED)
--------------------------------------------------------------------------------
                                                                 JUNE 30, 2002

 SHARES                                                           MARKET VALUE
--------------------------------------------------------------------------------

           COMMON STOCK (CONTINUED)
           ------------------------
           THERAPEUTICS (7.29%)
  222,000  Abgenix, Inc.*,(a)                                     $  2,175,600
   24,000  Cell Therapeutics, Inc.*                                    131,016
  500,000  Cypress Biosecience, Inc.*,(b)                              950,625
  222,000  Gilead Sciences, Inc.*,(a)                                7,299,360
  149,300  NPS Pharmaceuticals, Inc.*                                2,287,276
  420,000  Onyx Pharmaceuticals, Inc.(d)                             2,423,400
                                                                  ------------
                                                                    15,267,277
                                                                  ------------
           TOTAL COMMON STOCK (COST $283,206,152)                  236,714,121
                                                                  ------------
           WARRANTS (0.00%)
           ----------------
  250,000  Cypress Bioscience, Inc.,$3.07, 3/28/07*,(b)                      0
  162,000  Lynx Therapeutics, Inc., $1.94, 4/16/07*,(d)                      0
  105,000  Onyx Pharmaceuticals, Inc., $9.59, 5/06/09*,(d)                   0
      229  Orchid Biosciences, Inc., $1.61, 9/20/04*,(d)                     0
      229  Orchid Biosciences, Inc., $4.70, 7/24/11*,(d)                     0
   46,140  Palatin Technology, Inc., $2.70, 10/31/06*,(d)                    0
                                                                  ------------
           TOTAL WARRANTS (COST $671,700)                                    0
                                                                  ------------
           INVESTMENTS IN SECURITIES (COST $283,877,852)           236,714,121
                                                                  ------------

           COMMON STOCK SOLD, NOT YET PURCHASED
           ------------------------------------
           ((28.88)%)
           ----------
           DRUG DELIVERY SYSTEMS ((0.64)%)
   81,500  Nastech Pharmaceutical Co., Inc.*                        (1,339,045)
                                                                  ------------
           MEDICAL - BIOMEDICAL/GENETICS ((10.02)%)
  372,100  Biomira, Inc.*                                           (1,034,438)
  126,700  Enzo Biochem, Inc.*                                      (1,815,611)
  239,100  Exact Sciences Corp.*                                    (3,818,427)
  305,000  Exelixis, Inc.*                                          (2,296,650)
  190,000  Gene Logic, Inc.*                                        (2,660,000)
   94,000  Geron Corp.*                                               (430,520)


     The preceding notes are an integral part of these financial statements.

                                                    PW EUCALYPTUS FUND, L.L.C.
                                             SCHEDULE OF PORTFOLIO INVESTMENTS
                                                                   (UNAUDITED)
--------------------------------------------------------------------------------
                                                                 JUNE 30, 2002

 SHARES                                                           MARKET VALUE
--------------------------------------------------------------------------------

           COMMON STOCK SOLD, NOT YET PURCHASED
           ------------------------------------
           (CONTINUED)
           -----------
           MEDICAL - BIOMEDICAL/GENETICS (CONTINUED)
   85,000  InterMune Inc.*                                        $ (1,793,500)
  283,000  Lexicon Genetics, Inc.*                                  (1,165,960)
  115,800  Neose Technologies, Inc.*                                (1,262,220)
   53,100  Regeneron Pharmaceuticals, Inc.*                           (770,481)
   48,400  Sangamo BioSiences, Inc. *                                 (284,592)
   75,500  Sheffield Pharmaceuticals, Inc.*                           (113,250)
  558,100  Vasogen, Inc. - (Canada) *,**                              (935,738)
   53,000  VaxGen, Inc.*                                              (293,620)
  290,000  Zeltia, S.A. - (Spain) *,**                              (2,305,611)
                                                                  ------------
                                                                   (20,980,618)
                                                                  ------------
           MEDICAL - DRUGS ((10.27)%)
   78,000  Allergan, Inc.*                                          (5,206,500)
  145,000  AstraZeneca PLC - (United Kingdom) *,**                  (6,003,077)
  103,000  Celgene Corp.*                                           (1,575,900)
   47,000  Cephalon, Inc. *                                         (2,124,400)
   22,000  Ligand Pharmaceuticals, Inc. Cl-B*                         (319,000)
  317,000  Shionogi & Co., Ltd. - (Japan) *,**                      (4,043,959)
  252,200  Zymogenetics, Inc.*                                      (2,224,404)
                                                                  ------------
                                                                   (21,497,240)
                                                                  ------------
           PHARMACY SERVICES ((1.39)%)
   63,000  Accredo Health, Inc.*                                    (2,906,820)
                                                                  ------------
           THERAPEUTICS ((6.56)%)
  236,000  Amylin Pharmaceuticals, Inc.*                            (2,581,840)
  144,100  Antigenics, Inc.*                                        (1,419,385)
  266,000  Genta, Inc.*                                             (2,205,140)
  113,600  Hollis-Eden Pharmaceuticals, Inc.*                         (781,568)
   50,400  Lipid Sciences, Inc.*                                      (234,310)
  188,000  NaPro Biotherapeutics*                                   (1,233,279)
  161,100  NeoPharm, Inc.*                                          (2,025,027)


     The preceding notes are an integral part of these financial statements.

                                                    PW EUCALYPTUS FUND, L.L.C.
                                             SCHEDULE OF PORTFOLIO INVESTMENTS
                                                                   (UNAUDITED)
--------------------------------------------------------------------------------
                                                                 JUNE 30, 2002

 SHARES                                                           MARKET VALUE
--------------------------------------------------------------------------------

           COMMON STOCK SOLD, NOT YET PURCHASED
           ------------------------------------
           (CONTINUED)
           -----------
           THERAPEUTICS (CONTINUED)
   83,000  Neurocrine Biosciences, Inc.*                          $ (2,377,950)
  130,900  VIVUS, Inc.*                                               (886,193)
                                                                  ------------
                                                                   (13,744,692)
                                                                  ------------
           TOTAL COMMON STOCK SOLD, NOT YET PURCHASED              (60,468,415)
           (PROCEEDS $(74,178,149))                               ------------

   TOTAL INVESTMENTS -- 84.16% (Cost $209,699,703)                 176,245,706
                                                                  ------------
   OTHER ASSETS IN EXCESS OF LIABILITIES -- 15.84%                  33,160,372
                                                                  ------------
   TOTAL NET ASSETS -- 100.00%                                    $209,406,078
                                                                  ============

* Non-income producing security
** Foreign Security Market value quoted in U.S.
dollars at prevailing exchange rates.
(a) Partially or wholly held ($117,415,752, total market value) in a pledged account by the Custodian as collateral for securities sold, not yet purchased and margin loan.
(b) Private investment in public equity valued at fair value.
(c) Private equity investment valued at fair value.
The total market value of investments valued at fair value amounted to $2,161,125 which represented 1.03% of the net assets at June 30, 2002.
(d) Private investment in public equity (freely tradeable) at market value.


 The preceding notes are an integral part of these financial statements.

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